Finance Costs, Net (Details) - Schedule of Finance Costs, Net - CAD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Interest expenses (income)
Interest income	$ (60,133)	$ (49,921)	$ (302,799)	$ (118,011)
Gain on term loan modification		(4,332,173)		(4,332,173)
Gain on other loan settlement		(1,605,561)		(1,605,561)
Interest expense on term loan (Note 6)	786,524	481,978	2,184,047	1,397,158
Interest expense on lease liabilities	71,359	81,934	237,537	319,294
Interest expense on credit facility (Note 6)	997,725	1,262,123	3,815,876	3,540,716
Interest expense on convertible notes (Note 6)	2,214,525	165,038	5,468,885	165,038
Interest expense on bridge loans		138,347		138,347
Interest expense on other loan (Note 6)		27,131		160,413
Accretion and remeasurement of government grant liability (Note 8)	70,391	74,115	198,033	353,293
Bridge loans issuance cost		350,000		350,000
SEPA commitment fee (Note 9)	512,775		512,775
Capitalized borrowing costs (Note 4)	(2,566,151)	(590,429)	(6,436,722)	(2,183,943)
Total	2,027,015	(3,997,418)	5,677,632	(1,815,429)
Loss (gain) on revaluation of instruments carried at fair value
Warrant liability (Note 7)	(2,179,587)		(1,011,816)
Conversion option (Note 6)	(3,228,921)	(14,554)	(5,475,289)	(14,554)
Loss (gain) on revaluation of instruments	(5,408,508)	(14,554)	(6,487,105)	(14,554)
Other
Loss (gain) on lease modification (Note 15)	1,819		(204,146)
Non-capitalizable financing costs	96,840		96,840
Modification of convertible loans (Note 6)			9,645
Bank charges	9,926	6,096	33,808	47,346
Foreign exchange loss (gain)	396,315	(141,391)	315,411	71,676
Other revaluation of instruments carried at fair value	504,900	(135,295)	251,558	119,022
Finance costs, net	$ (2,876,593)	$ (4,147,267)	$ (557,915)	$ (1,710,961)